Note Payable - Seller (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2016
Note Payable - Seller [Line Items]
Notes bears interest rate	5.50%	5.50%
Default interest rate	8.00%	8.00%
Maturity date of note	Sep. 09, 2017
Howco [Member]
Note Payable - Seller [Line Items]
Issuance of note payable				$ 900,000
Principal of note payable	$ 834,000	$ 837,000	$ 873,000
Accrued interest	$ 458,946	$ 409,063	$ 340,663